Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2026
Events Occurring After the Reporting Date [abstract]
Events Occurring After the Reporting Date
31.	Events Occurring After the Reporting Date

These consolidated financial statements were formally approved and authorized for issue by the Board of Directors on November 3, 2026.

Disposal of Australian Oilseeds Investments Pty Ltd

On July 27, 2026, the Group completed the disposal of its legacy Australian oilseed-processing disposal group (comprising Australian Oilseeds Investments Pty Ltd and its subsidiaries Cowcumbla Investments Pty Ltd, Cootamundra Oilseeds Pty Ltd, and Good Earth Oils Pty Ltd) pursuant to a share purchase agreement with Trusha Realty Pte Ltd, a Singapore-based purchaser. The consideration for the sale comprised nominal cash consideration of US$1.00, together with the mutual waiver of all intercompany balances and the release of the Company from all guarantees in respect of obligations of the disposal-group entities. The disposal-group met all criteria to be classified as held-for-sale under IFRS 5 as of 30 June 2026 and has been presented as a discontinued operation in these consolidated financial statements. Accordingly, the assets and liabilities of the disposal group are separately classified as held-for-sale in the consolidated statement of financial position at the reporting date; comparative statements of profit or loss and consolidated statements of cash flows have been retrospectively restated to re-present the historical operating results and cash flows of this business within discontinued operations. This disposal represents a non-adjusting event after the reporting period under IAS 10.

Following completion of the divestment, the Group’s continuing operations consist primarily of the UK-based property-related financial services business of RentBuddyUK Limited, in which the Group acquired a 51% controlling interest on 29 June 2026.

Upon completion of the disposal of the legacy oilseeds processing business on July 27, 2026, the purchaser contractually assumed all outstanding bank borrowings and operating liabilities of the disposal group in exchange for nominal consideration of US$1.00 and the unconditional release of the Group from all related corporate guarantees. Based on preliminary management accounts of the disposal group at the completion date, the Group expects to recognize a preliminary loss on disposal of approximately AUD$1.60 million in fiscal year 2027, subject to final post-closing adjustments.

Cancellation of Warrants

On January 29, 2026, the Company entered into a securities purchase agreement (the “First SPA”) with certain accredited investors for a private placement of up to 2,000,000 units at a purchase price of US$1.00 per unit, each unit consisting of (i) one Class A ordinary share of the Company, par value US$0.0001 per share (the “Ordinary Shares”), and (ii) one warrant to purchase up to two Ordinary Shares at an exercise price of US$2.00 per share (the “First Tranche Warrants”), which closed on March 6, 2026.

On March 25, 2026, the Company entered into a securities purchase agreement (the “Second SPA”, and together with the First SPA, the “SPAs”) with certain accredited investors, non-US Persons and other qualified purchasers for a private placement of up to 16,800,000 units at a purchase price of US$0.50 per unit, each unit consisting of (i) one Ordinary Share and (ii) one warrant to purchase up to two Ordinary Shares at an exercise price of US$0.70 per share (the “Second Tranche Warrants”, and together with the First Tranche Warrants, the “PIPE Warrants”), which closed on April 17, 2026.

Further to discussions between the Company and each of the holders of the PIPE Warrants (each, a “Holder”, and collectively, “Holders”), the Company and the Holders agreed to cancel and terminate the PIPE Warrants in their entirety, and the Holders agreed to voluntarily surrender the PIPE Warrants for cancellation and to waive and release all of their rights thereunder. On August 26, 2026, the Board of Directors of the Company held a board meeting and approved of the cancellation of the PIPE Warrants, including the form of the Warrant Cancellation, Waiver And Release Agreement (“Warrant Cancellation Agreement”). Under the Warrant Cancellation Agreement, the Company and each of the Holders agreed to cancel the PIPE Warrants held by each such Holder, and each of the Holders irrevocably and unconditionally waived and released all claims relating to such PIPE Warrants. The Warrant Cancellation Agreement also contains customary representations and warranties of both the Holder and the Company. The Company has entered into the Warrant Cancellation Agreement with each of the Holders, and all of the PIPE Warrants have been cancelled.

As of June 30, 2026, the warrants remained outstanding and were measured at fair value. The cancellation will be accounted for in the subsequent period.

Private Placement

On October 12, 2026, the Company completed a private placement of 18,240,000 Class A ordinary shares at a purchase price of US$0.2193 per share, for aggregate gross proceeds of approximately US$4.0 million before deducting offering expenses, under a securities purchase agreement with certain investors. The shares were sold to non-U.S. persons in reliance on Regulation S under the Securities Act.

Proposed Share Consolidation and Extraordinary General Meeting

On October 23, 2026, the Company gave notice of an Extraordinary General Meeting of shareholders to be held on November 10, 2026, to vote on proposals including an 80-for-1 consolidation of the Company’s ordinary and preference shares (reverse stock split) and a corresponding capital reorganization to support continued compliance with Nasdaq listing requirements.

Collection of Related Party Loan Receivable

Subsequent to June 30, 2026, the Company fully collected the outstanding unsecured loan receivable of AUD$6,529,191 due from Ms. Hailing Fan through the receipt of Tether (“USDT”). The collection settled the outstanding loan receivable in full.